Loan Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loan Receivable
4.	LOAN RECEIVABLE

On December 17, 2020, the Company entered into an agreement with Fortune Access Development Corporation, a British Virgin Island corporation, to purchase a one-year note with principal of $26.5 million at 3% per annum. As of December 31, 2020, the outstanding loan receivable was $26,500,000. On June 25, 2021, the Company entered into an agreement to transfer the loan receivable to a third party, Cang Jin Suo Financial Service (Shenzhen) Co.,Ltd.(“Cang Jin Suo”) ultimately under control by the State-owned Assets Supervision and Administrative Commission. According to the agreement, the consideration was $26,500,000, interest-free, and the Company will collect the loan receivable from Cang Jin Suo as follows : $1.5 million in July 2021, $5 million in August 2021, $5 million in September 2021, $10 million in October 2021 and $5 million in November 2021.